Loss per share - Schedule of Earning Per Share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares		Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares
Schedule Of Earning Per Share Abstract
Net loss from continuing operations attributable to equity holders of the Company (RMB’000) (in Yuan Renminbi)	¥ 416,257			¥ 908,330		¥ 1,294,030
Weighted average number of ordinary shares in issue (in Shares) | shares	9,734,338,690			2,630,750,526		2,259,760,407
Basic loss per share (RMB per share) | (per share)	¥ 0.05		$ 0.01	¥ 0.35		¥ 0.58
Basic loss per share (RMB per share) | ¥ / shares	¥ 0	[1]		¥ 0	[1]	¥ 0.01
Net loss attributable to equity holders of the Company (RMB’000) (in Yuan Renminbi)	¥ 438,955			¥ 913,484		¥ 1,306,913
Basic loss per share (RMB per share) | (per share)	¥ 0.04		$ 0.01	¥ 0.35		¥ 0.57
Net loss from discontinued operations attributable to equity holders of the Company (RMB’000) (in Yuan Renminbi)	¥ 22,698			¥ 5,154		¥ 12,883

[1]	Representing amount less than RMB0.01.